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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 12/31/2003
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                2/25/2004
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                As of 12/31/2003

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".



                                                                    Market         Units   Investment         Voting Authority
                                                                    Value                    Powers      Full      Partial   None
                                                                    ------                   ------   ------------------------------
ABBOTT LABS                       Common Stock     002824100    $1,035,685.00    22,225.00    FULL     22,225.00      -           -

ABBOTT LABS                       Common Stock     002824100      $245,395.60     5,266.00   PARTIAL    3,666.00      -    1,600.00

AIR PRODS & CHEMS INC             Common Stock     009158106      $232,452.00     4,400.00    FULL      4,400.00      -           -

AMERICAN INTL GROUP INC           Common Stock     026874107      $996,983.82    15,042.00    FULL     14,410.00      -      632.00

AUTOMATIC DATA PROCESSING INCOM   Common Stock     053015103      $344,369.34     8,694.00    FULL      8,194.00      -      500.00

BP P.L.C.                         American         055622104      $394,109.10     7,986.00    FULL      7,986.00      -           -
                                  Depository
                                  Receipts

BANK OF AMERICA CORPORATION COM   Common Stock     060505104      $603,305.44     7,501.00    FULL      7,401.00      -      100.00

BELLSOUTH CORP                    Common Stock     079860102      $421,500.20    14,894.00    FULL     14,094.00      -      800.00

CARDINAL HEALTH INC               Common Stock     14149Y108      $411,301.00     6,725.00    FULL      6,725.00      -           -

CHEVRONTEXACO CORP                Common Stock     166764100      $370,267.54     4,286.00    FULL      3,824.00      -      462.00

CISCO SYS INC                     Common Stock     17275R102      $757,817.47    31,276.00    FULL     29,876.00      -    1,400.00

CITIGROUP INC                     Common Stock     172967101      $746,156.88    15,372.00    FULL     14,972.00      -      400.00

COCA COLA CO                      Common Stock     191216100      $433,049.76     8,533.00    FULL      8,533.00      -           -

DELL INC                          Common Stock     24702R101      $590,878.22    17,389.00    FULL     16,789.00      -      600.00

DOMINION RES INC VA NEW           Common Stock     25746U109      $311,554.23     4,881.00    FULL      4,581.00      -      300.00

EMERSON ELEC CO                   Common Stock     291011104      $337,671.25     5,215.00    FULL      5,215.00      -           -

EXXON MOBIL CORP                  Common Stock     30231G102    $2,903,379.20    70,814.13    FULL     70,014.13      -      800.00

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
EXXON MOBIL CORP                  Common Stock     30231G102      $711,104.00    17,344.00   PARTIAL   17,344.00      -           -

FPL GROUP INC                     Common Stock     302571104      $319,576.70     4,885.00    FULL      4,630.00      -      255.00

FEDERAL NATL MTG ASSN             Common Stock     313586109      $450,585.18     6,003.00    FULL      5,603.00      -      400.00

FIFTH THIRD BANCORP               Common Stock     316773100    $1,564,022.40    26,464.00    FULL     26,464.00      -           -

FORTUNE BRANDS INC                Common Stock     349631101      $214,470.00     3,000.00    FULL      3,000.00      -           -

GANNETT INC                       Common Stock     364730101      $213,984.00     2,400.00    FULL      2,000.00      -      400.00

GENERAL ELEC CO                   Common Stock     369604103    $3,176,224.50   102,525.00    FULL    100,125.00      -    2,400.00

GENERAL ELEC CO                   Common Stock     369604103    $1,177,828.62    38,019.00   PARTIAL   35,959.00      -    2,060.00

GENERAL MLS INC                   Common Stock     370334104      $288,606.30     6,371.00    FULL      6,371.00      -           -

HOME DEPOT INC                    Common Stock     437076102      $555,737.93    15,659.00    FULL     13,859.00      -    1,800.00

ILLINOIS TOOL WKS INC             Common Stock     452308109      $246,191.94     2,934.00    FULL      2,934.00      -           -

INTEL CORP                        Common Stock     458140100      $643,820.40    20,088.00    FULL     18,488.00      -    1,600.00

INTERNATIONAL BUSINESS MACHSCOM   Common Stock     459200101      $442,176.28     4,771.00    FULL      4,771.00      -           -

JOHNSON & JOHNSON                 Common Stock     478160104      $954,108.54    18,469.00    FULL     16,958.00      -    1,511.00

KIMBERLY CLARK CORP               Common Stock     494368103      $339,412.96     5,744.00    FULL      5,144.00      -      600.00

MAGELLAN HEALTH                   Common Stock     559079108        $2,800.00    35,000.00    FULL     35,000.00      -           -
 SERVICES INC

MARSH & MCLENNAN COS INC          Common Stock     571748102      $287,340.00     6,000.00    FULL      6,000.00      -           -

MEDTRONIC INC                     Common Stock     585055106      $203,773.12     4,192.00    FULL      4,192.00      -           -

MERCK & CO INC                    Common Stock     589331107      $584,291.40    12,647.00    FULL     12,647.00      -           -

MICROSOFT CORP                    Common Stock     594918104      $641,142.25    23,425.00    FULL     22,375.00      -    1,050.00

MORGAN STANLEY                    Common Stock     617446448      $519,730.47     8,981.00    FULL      8,581.00      -      400.00

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
NOKIA CORP                        American         654902204      $247,555.90    14,545.00    FULL     13,445.00      -    1,100.00
                                  Depository
                                  Receipts

PEPSICO INC                       Common Stock     713448108      $741,584.34    15,907.00    FULL     15,607.00      -      300.00

PFIZER INC                        Common Stock     717081103    $1,513,607.86    42,842.00    FULL     41,612.00      -    1,230.00

PFIZER INC                        Common Stock     717081103      $205,373.29     5,813.00   PARTIAL    5,813.00      -           -

PROCTER & GAMBLE CO               Common Stock     742718109      $911,904.40     9,130.00    FULL      9,130.00      -           -

SBC COMMUNICATIONS INC            Common Stock     78387G103      $600,235.68    23,024.00    FULL     22,224.00      -      800.00

STAPLES INC                       Common Stock     855030102      $316,680.00    11,600.00    FULL     11,100.00      -      500.00

SUNLIFE FINANCIAL OF CANADA       Common Stock     866796105      $362,990.16    14,508.00    FULL     14,508.00      -           -

SUDBAY CHRYSLER TRUST             Common Stock     87507U991      $421,501.99       700.00    FULL        700.00      -           -

3M CO                             Common Stock     88579Y101      $448,958.40     5,280.00    FULL      5,280.00      -           -

UNITED TECHNOLOGIES CORP          Common Stock     913017109      $379,080.00     4,000.00    FULL      4,000.00      -           -

VERIZON COMMUNICATIONS            Common Stock     92343V104      $994,719.76    28,355.75    FULL     28,355.75      -           -

WACHOVIA CORP 2ND NEW             Common Stock     929903102    $1,406,132.79    30,181.00    FULL     30,181.00      -           -

WACHOVIA ""DEPS"" PFD"            Preferred Stock  929903201          $149.74    29,948.00    FULL     29,948.00      -           -

WAL MART STORES INC               Common Stock     931142103      $684,291.97    12,899.00    FULL     12,899.00      -           -

WELLS FARGO & CO NEW              Common Stock     949746101      $664,573.65    11,285.00    FULL     10,785.00      -      500.00

WYETH                             Common Stock     983024100    $1,023,936.45    24,121.00    FULL     23,821.00      -      300.00


                                  Grand Total                  $35,596,079.42   899,558.88